UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5086

Churchill Tax-Free Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/11

Date of reporting period: 12/31/11

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report
December 31, 2011

CHURCHILL TAX-FREE FUND OF KENTUCKY
A tax-free income investment

Serving Kentucky Investors For Close To 25 Years Churchill Tax-Free Fund of Kentucky “Know Your Destination”

February, 2012

Dear Fellow Shareholder:

     With all the turmoil going on in the financial markets lately, many people are asking themselves, “Just where should I put my money?”

     While that would appear to be an important question to ask, we believe a more prudent question is, “What are you saving for?”

     If it were possible to know in advance just when to buy or sell a security to maximize profit, constantly switching your investment vehicle, trying to capture the latest trend, could very well be uncomplicated. Unfortunately, “timing” the market with any degree of consistency is nearly impossible.

     We have generally found that for the average investor switching continuously from one security to another in the management of his/her investment portfolio tends to be fruitless. Indeed, it may often prove to be an ill-advised exercise. With the degree of volatility inherent in the markets, missing an upturn or downturn could adversely affect your performance.

     We believe the most practical way for you to invest is to focus on your goals, your time frame for achieving these goals, and your risk tolerance, instead of concentrating on what the market is or isn’t doing on a short-term basis.

     As an investor in Churchill Tax-Free Fund of Kentucky, we think it’s important for you to focus on your ultimate destination – capital preservation and tax-free income – the key objective of your Fund.

     Since there may be many twists and turns on the road to financial health, what steps can you take to increase your odds of reaching your final destination safely?

•	Get assistance, if you need it – a financial professional can help answer your questions and get you going in the right direction.

•	Develop a map – where are you now? Where do you want to be? How long do you want to take to get there?

•	Make a plan and stick to it.

•	Periodically visit with your financial advisor to discuss your ongoing goals and circumstances.

NOT A PART OF THE ANNUAL REPORT

•	Develop an asset allocation model – in other words, diversify and don’t put all of your eggs in one basket.

•	Rebalance your portfolio periodically in line with your goals and timeline.

•	Stay focused on the long-term. You won’t stress about the little bumps along the way as long as you are sure you are on the right road.

     But, there is more to investing in Churchill Tax-Free Fund of Kentucky than just capital preservation. If keeping what you have were your only objective, your piggy bank could serve as just an appropriate depository.

     Therefore, it should come as no surprise that another benefit that you gain from being an investor in Churchill Tax-Free Fund of Kentucky is monthly double tax-free income.

     To use an analogy, people who buy the Fund probably wouldn’t buy a cow hoping to sell it when its market price increases at some future date. They would buy the cow and keep it for its continuing stream of milk. In the case of Churchill Tax-Free Fund of Kentucky, the continuing stream is in the form of tax-free dividends.

     If capital preservation and tax-free income is your destination, your investment in Churchill Tax-Free Fund of Kentucky puts you on a path with a fund that seeks this investment objective. As long as your financial plan is a sound one and is in line with your goals, it may be best not to get off the road looking for a short-cut. Chances are, you just may get lost.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE ANNUAL REPORT

Serving Kentucky Investors For Close To 25 Years Churchill Tax-Free Fund of Kentucky ANNUAL REPORT Management Discussion

     It’s amazing how much can change in twelve months. The municipal market entered 2011 full of doom and gloom under the gray cloud of an outrageous prediction for looming defaults for billions of dollars in municipal credits. Headlines on state and local budget shortfalls fueled investor fears. These concerns led many investors to exit the municipal market causing prices to decline and yields to rise. As the year progressed, rising state revenues, meaningful expenditure reductions and attractive relative yields helped overcome investor fears and made municipals one of the best performing asset classes for 2011.

     The net asset value per share of the Class Y shares of Churchill Tax-Free Fund of Kentucky started the year at $10.26 before quickly falling to the year’s low of $10.01 on January 18, 2011. Share price then commenced to zig and zag on an upward path throughout the remainder of the year. The Fund ended the year at its high of $10.84/share for an increase of 5.65% for the year. Income distributed by the Fund for the year declined slightly to $0.41/share from $0.42/share in 2010. This amounted to a return of income in the amount of 4.16% for 2011. If you combine the increase in the share value with the amount of income distributed, the Class Y share total return for the fiscal year was 9.81%.

     The one characteristic that probably defined investments in 2011 was the desire for a “return of my money versus a return on my money” to paraphrase an old saying. Safety came first. Although it was slow to come, the credit quality of municipals eventually was recognized and helped municipal prices rebound in 2011. A second fundamental factor helping municipals in 2011 was a sizeable decline in new debt issuance. Nationally, municipal volume of new issuance declined approximately 32% from 2010 to $294.9 billion. That was the lowest issuance nationally since 2001. In Kentucky, new issuance of municipal securities declined from $5.4 billion in 2010 to $3.2 billion in 2011 or roughly 41%. A third factor which made municipal securities attractive was relative yield. Municipals tend to trade with a high correlation to the U.S. Treasury market. For much of 2011, tax-exempt debt provided higher absolute yields than taxable U.S. Treasury debt. For example, in mid-January 2011, the Fund’s net asset value (“NAV”) of $10.01 was at the year’s low. At this time, the ten-year Treasury yielded 3.67% whereas the general yield level for a ten-year Kentucky municipal bond was approximately 3.85%. By year end, the ten-year U.S. Treasury yield had declined to 1.88% while the general yield level for a ten-year Kentucky municipal bond was around 2%.

     As we look ahead, 2012 may not be as rewarding as 2011. The absolute level of yields could make further declines hard to come by. Also, the fear factor associated with investors returning to this asset class appears to have dissipated; the starting point of investing in the Fund is, however, higher than it was one year ago. Nevertheless, we believe municipals will continue to be an attractive

MANAGEMENT DISCUSSION (continued)

investment class. We anticipate municipal issuance to increase slightly but to remain below the levels of recent years. Moreover, the still steep slope of the yield curve and low returns on cash holdings will continue to fuel demand for debt instruments.

     We continue to selectively upgrade your Fund’s portfolio quality as opportunities arise despite the fact that Kentucky’s credit rating was downgraded in May, 2011 from Aa2 to Aa3 by Moody’s Investors Service, Inc.,. The overall state rating remains at a very high level. Couple this high rating with the austere budget proposal now being considered in the biennial legislative budget process, and we have the ingredients for the State to maintain its credit quality going forward. Furthermore, we believe the State’s credit quality could be enhanced by Kentucky’s position in the national economy due to its positive attributes of 1) agriculture benefiting from a global commodity price rise; 2) limited overhang of housing supply vis-à-vis the national housing bubble; 3) thriving community banks; and 4) a leveraged manufacturing sector poised to gain from an economic rebound.

     We continue to strive to maintain an intermediate maturity structure for your Fund’s overall holdings. The Fund’s average maturity declined from 13.7 years on December 31, 2010 to 12.6 years on December 30, 2011. As mentioned above, annual income per share declined slightly in 2011. With the continued low level of absolute yields, income per share could be difficult to maintain while keeping a somewhat defensive maturity structure. We plan to retain our long held desire to maximize income while minimizing the price swings of our net asset value.

Performance data represents past performance, but does not guarantee future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the data presented.

NOT FDIC INSURED – NO BANK GUARANTEE – MAY LOSE VALUE

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class Y shares of Churchill Tax-Free Fund of Kentucky for the 10-year period ended December 31, 2011 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state specific bond market performance.

	Average Annual Total Return
	for periods ended December 31, 2011
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A (commenced operations on 5/21/87)
With Maximum Sales Charge	5.23%	3.78%	4.24%	5.64%
Without Sales Charge	9.64	4.63	4.66	5.82
Class C (commenced operations on 4/01/96)
With CDSC	7.70	3.75	3.77	3.92
Without CDSC	8.72	3.75	3.77	3.92
Class I (commenced operations on 8/06/01)
No Sales Charge	9.48	4.48	4.50	4.38
Class Y (commenced operations on 4/01/96)
No Sales Charge	9.81	4.79	4.81	4.96
Barclays Capital Index	8.55	5.68	5.06	5.91	(Class A)
				5.24	(Class C & Y)
				4.13	(Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class I and Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Churchill Tax-Free Fund of Kentucky:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Churchill Tax-Free Fund of Kentucky as of December 31, 2011 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Churchill Tax-Free Fund of Kentucky as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 28, 2012

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

		Rating
Principal		Moody’s/S&P
Amount	General Obligation Bonds (5.6%)	(unaudited)	Value

	Bowling Green, Kentucky
$500,000	2.000%, 06/01/15	Aa2/AA-	$515,850
	Campbell County, Kentucky Public Project
1,625,000	4.375%, 12/01/25 Syncora Guarantee, Inc. Insured	Aa2/NR	1,717,219
	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR	352,153
	Highland Heights, Kentucky
235,000	4.500%, 12/01/25	A1/NR	256,940
370,000	4.600%, 12/01/27	A1/NR	399,345
500,000	5.125%, 12/01/38	A1/NR	533,745
	Kenton County, Kentucky Public Project
500,000	4.625%, 04/01/34	Aa2/NR	529,125
	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA	4,524,614
	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+**	1,036,891
	Muhlenberg County, Kentucky
730,000	4.500%, 04/01/28	A1/NR	784,779
	Warren County, Kentucky Unlimited Tax
615,000	4.000%, 06/01/25	Aa2/AA-	666,113
635,000	4.000%, 06/01/26	Aa2/AA-	680,231
660,000	4.000%, 06/01/27	Aa2/AA-	697,627
	Wilder, Kentucky
1,090,000	4.900%, 12/01/29 AGMC Insured	Aa3/AA-	1,104,432
	Total General Obligation Bonds		13,799,064

	Revenue Bonds (92.1%)

	State Agencies (12.7%)
	Kentucky Area Development District Financing
500,000	5.000%, 12/01/23 LOC Wachovia Bank
	(pre-refunded)	NR/NR*	509,560
	Kentucky Asset & Liability Commission Federal
	Highway Notes
1,000,000	5.000%, 09/01/22 Series A	Aa2/AA	1,215,160

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	State Agencies (continued)
	Kentucky Asset & Liability Commission University
	of Kentucky Project
$1,500,000	4.500%, 10/01/22 NPFG FGIC Insured	Aa2/AA-	$1,622,580
500,000	5.000%, 10/01/25 Series B	Aa2/AA-	554,285
750,000	5.000%, 10/01/26 Series B	Aa2/AA-	825,600
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-	1,092,540
	Kentucky Economic Development Finance Authority
	Louisville Arena Project
3,500,000	5.750%, 12/01/28 AGMC Insured	Aa3/AA-	3,828,475
	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 11/01/17 AMBAC Insured	A1/A+***	1,070,530
3,000,000	5.000%, 11/01/19 AGMC Insured (pre-refunded)	Aa2/AA-	3,117,480
1,020,000	5.000%, 11/01/20	Aa3/A+	1,188,728
1,375,000	5.375%, 11/01/23	Aa3/A+	1,592,511
2,820,000	5.750%, 04/01/24 Project 91	A1/A+	3,218,494
2,800,000	5.250%, 02/01/28 AGMC Insured	Aa3/AA-	3,108,252
750,000	5.500%, 11/01/28	Aa3/A+	841,260
2,500,000	5.000%, 02/01/29 AGMC Insured	Aa3/AA-	2,710,250
2,625,000	5.750%, 04/01/29 Project 91	A1/A+	2,912,936
2,000,000	5.000%, 08/01/30 Project 100	Aa3/A+	2,184,320
	Total State Agencies		31,592,961

	County Agencies (4.7%)
	Bracken County, Kentucky Public Properties Corp.
	Revenue Refunding - First Mortgage
1,110,000	5.000%, 08/01/30	Aa3/NR	1,230,113
	Grant County, Kentucky Public Property Corp.
	Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR	1,082,290
	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa2/NR***	1,704,402
1,950,000	4.375%, 06/01/24	Aa2/NR***	2,105,064
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa2/NR***	1,715,834
	Kentucky Association of Counties Finance Corp.
	Financing Program
1,145,000	4.250%, 02/01/24	NR/A+	1,225,619
515,000	4.000%, 02/01/25	NR/A+	540,261

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	County Agencies (continued)
	Kentucky Association of Counties Finance Corp.
	Financing Program (contunied)
$315,000	5.375%, 02/01/27	NR/A+	$345,662
330,000	5.375%, 02/01/28	NR/A+	359,769
	Lexington-Fayette Urban County, Kentucky Public
	Facilities Revenue
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR	529,195
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR	519,990
	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR	385,447
	Total County Agencies		11,743,646

	Colleges and Universities (6.5%)
	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR	1,046,380
	Boyle County, Kentucky College Refunding &
	Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	Aa3/AA+	1,135,737
200,000	4.625%, 06/01/24 AGC Insured	Aa3/AA+	217,558
	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	Aa3/A+	1,286,562
	Louisville & Jefferson County, Kentucky University
	of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR*	566,512
	Murray State University Project, Kentucky General
	Receipts Revenue
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+	793,127
	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/AA-	960,305
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,662,884
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,720,063
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,064,540
1,000,000	5.000%, 09/01/30	Aa2/AA-	1,119,350
	Western Kentucky University Revenue General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa3/A+	2,064,960
2,475,000	4.200%, 09/01/26 Series A NPFG Insured	Aa3/A+	2,540,068
	Total Colleges and Universities		16,178,046

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Hospitals (11.6%)
	Jefferson County, Kentucky Health Facilities, Jewish
	Healthcare
$1,715,000	5.650%, 01/01/17 AMBAC Insured	Baa1/A-	$1,720,780
	Jefferson County, Kentucky Health Facilities
	University Hospital
1,050,000	5.250%, 07/01/22 NPFG Insured	Baa2/BBB	1,052,656
	Jefferson County, Kentucky, Louisville Medical Center
2,200,000	5.250%, 05/01/17	NR/A	2,242,944
2,000,000	5.500%, 05/01/22	NR/A	2,038,600
	Kentucky Economic Development Finance Authority,
	Baptist Healthcare System
4,795,000	5.375%, 08/15/24	A1/NR***	5,393,608
	Kentucky Economic Development Finance Authority,
	Catholic Health
1,000,000	5.000%, 05/01/29	Aa2/AA	1,020,350
	Kentucky Economic Development Finance Authority,
	Hospital Facilities St. Elizabeth Healthcare
1,000,000	5.500%, 05/01/39	NR/AA-***	1,060,450
	Kentucky Economic Development Finance Authority,
	Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	A1/A+	1,021,950
	Lexington-Fayette Urban County Government,
	Kentucky Public Facilities Co Lease, Eastern
	State Hospital
1,500,000	5.250%, 06/01/32	Aa3/A+	1,615,245
	Louisville & Jefferson County, Kentucky Louisville
	Medical Center
1,000,000	5.000%, 06/01/18	NR/A	1,036,470
	Louisville & Jefferson County, Kentucky Metro
	Health, Jewish Hospital Revenue
1,250,000	6.000%, 02/01/22	Baa1/A-	1,265,837
	Louisville & Jefferson County, Kentucky Metropolitan
	Government Health System, Norton
7,620,000	5.000%, 10/01/26	NR/A-****	7,725,232
1,600,000	5.000%, 10/01/30	NR/A-****	1,611,952
	Total Hospitals		28,806,074

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Housing (10.7%)
	Kentucky Housing Corporation Housing Revenue
$555,000	4.200%, 01/01/17	Aaa/AAA	$565,245
470,000	4.800%, 01/01/18 AMT	Aaa/AAA	481,665
285,000	4.250%, 01/01/18	Aaa/AAA	289,854
575,000	4.800%, 07/01/18 AMT	Aaa/AAA	589,271
180,000	4.250%, 07/01/18	Aaa/AAA	183,062
690,000	4.800%, 07/01/20 AMT	Aaa/AAA	702,482
6,025,000	5.450%, 07/01/22 AMT	Aaa/AAA	6,028,796
4,565,000	5.250%, 07/01/22 AMT	Aaa/AAA	4,567,419
245,000	5.200%, 07/01/22	Aaa/AAA	245,164
415,000	5.100%, 07/01/22 AMT	Aaa/AAA	416,345
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA	1,614,635
1,635,000	5.000%, 01/01/23 AMT	Aaa/AAA	1,689,609
665,000	5.000%, 07/01/24 FHA Insured	Aaa/AAA	702,745
250,000	3.625%, 01/01/25	Aaa/AAA	251,098
4,140,000	5.200%, 07/01/25 AMT	Aaa/AAA	4,152,627
905,000	4.500%, 07/01/25	Aaa/AAA	945,028
600,000	4.750%, 07/01/26	Aaa/AAA	619,440
230,000	5.375%, 07/01/27	Aaa/AAA	230,150
315,000	4.850%, 07/01/29	Aaa/AAA	325,552
565,000	5.150%, 07/01/39	Aaa/AAA	585,679
	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR*	1,329,293
	Total Housing		26,515,159

	School Building Revenue (22.3%)
	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 AGC Insured	Aa3/NR	1,319,408
1,670,000	4.375%, 08/01/26 AGC Insured	Aa3/NR	1,742,695
	Boone County, Kentucky School District Finance
	Corp. School Building Revenue
140,000	4.750%, 06/01/20 AGMC Insured (pre-refunded)	Aa3/AA+	142,563
1,000,000	4.125%, 08/01/22 Syncora Guarantee, Inc. Insured	Aa3/NR	1,042,650
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR	1,686,097
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR	1,284,725

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	School Building Revenue (continued)
	Bullitt County, Kentucky School District Finance Corp.
$200,000	4.300%, 10/01/21 NPFG Insured	Aa3/NR	$212,636
2,455,000	4.500%, 10/01/22 NPFG Insured	Aa3/NR	2,615,017
1,590,000	4.500%, 10/01/23 NPFG Insured	Aa3/NR	1,685,766
1,145,000	4.500%, 04/01/27	Aa3/NR	1,237,276
1,200,000	4.500%, 04/01/28	Aa3/NR	1,289,652
	Campbell County, Kentucky School District Finance
	Corp. School Building Revenue
340,000	3.500%, 08/01/22	Aa3/NR	363,695
	Christian County, Kentucky School District Finance
	Corp.
750,000	4.125%, 08/01/23 Syncora Guarantee, Inc. Insured	Aa3/NR	784,065
1,590,000	4.125%, 08/01/24 Syncora Guarantee, Inc. Insured	Aa3/NR	1,652,328
	Daviess County, Kentucky School District Finance Corp.
200,000	5.000%, 06/01/24 (pre-refunded)	Aa3/NR	221,188
	Fayette County, Kentucky School District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured	Aa2/AA+	5,273,650
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa2/AA+	4,639,274
	Floyd County, Kentucky School Finance Corporation
	School Building
1,255,000	4.125%, 03/01/26 Syncora Guarantee, Inc. Insured	Aa3/NR	1,280,175
	Fort Thomas, Kentucky Independent School District
	Finance Corp.
610,000	4.375%, 04/01/25	Aa3/NR	635,467
	Franklin County, Kentucky School District Finance Corp.
1,000,000	5.000%, 04/01/24	Aa3/NR	1,065,790
	Graves County, Kentucky School Building Revenue
1,260,000	5.000%, 06/01/22 (pre-refunded)	Aa3/NR	1,342,076
1,320,000	5.000%, 06/01/23 (pre-refunded)	Aa3/NR	1,405,985
	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 AGC Insured	Aa3/NR	471,122
4,250,000	5.000%, 06/01/22 NPFG Insured	Aa3/NR	4,488,297
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR	629,860
750,000	4.375%, 04/01/24 AGC Insured	Aa3/NR	786,157
325,000	4.400%, 04/01/26 AGC Insured	Aa3/NR	337,324
	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured	Aa3/NR	292,316
470,000	4.500%, 07/01/22 NPFG Insured	Aa3/NR	506,364
785,000	4.500%, 07/01/23 NPFG Insured	Aa3/NR	840,240

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	School Building Revenue (continued)
	Laurel County, Kentucky School District Finance Corp.
$300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR	$332,937
	Magoffin County, Kentucky School District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR	398,010
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR	496,256
	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR	859,646
325,000	4.500%, 05/01/25	Aa3/NR	349,573
	Oldham County, Kentucky School District Finance Corp.
500,000	5.000%, 05/01/19 NPFG Insured	Aa3/NR	528,595
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR	1,037,340
	Owensboro, Kentucky Independent School District
	Finance Corp. School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR	964,422
	Pendleton County, Kentucky School District Finance
	Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR	768,318
	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR	1,427,628
	Scott County, Kentucky School District Finance Corp.
1,115,000	4.200%, 01/01/22 AMBAC Insured	Aa3/NR	1,174,864
1,955,000	4.250%, 01/01/23 AMBAC Insured	Aa3/NR	2,051,206
1,560,000	4.300%, 01/01/24 AMBAC Insured	Aa3/NR	1,632,119
	Spencer County, Kentucky School District Finance
	Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR	1,060,600
	Warren County, Kentucky School District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR	309,709
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR	514,410
	Total Schools		55,179,491

	Transportation (12.1%)
	Kenton County, Kentucky Airport Board Airport
	Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/A-	1,315,210
	Kentucky State Turnpike Authority
3,000,000	4.450%, 07/01/22 Series B	Aa2/AA+	3,284,310
3,500,000	5.000%, 07/01/25	Aa2/AA+	4,034,800

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Transportation (continued)
	Kentucky State Turnpike Authority (continued)
$2,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA+	$2,160,500
1,000,000	5.000%, 07/01/25	Aa2/AA+	1,134,150
2,750,000	5.000%, 07/01/27	Aa2/AA+	3,073,812
1,100,000	5.000%, 07/01/28	Aa2/AA+	1,219,262
	Louisville, Kentucky Regional Airport Authority
1,060,000	5.000%, 07/01/18 AMT	A2/A+	1,174,268
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	Aa3/AA-	1,088,080
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	2/A+	2,677,103
	Louisville & Jefferson County Regional Airport,
	Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	Aa3/AA-	1,052,280
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	Aa3/AA-	2,066,520
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	Aa3/AA-	1,411,922
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	Aa3/AA-	3,484,751
275,000	5.375%, 07/01/23 AGMC Insured AMT	Aa3/AA-	277,195
500,000	5.000%, 07/01/25 NPFG Insured AMT	A2/A+	500,195
	Total Transportation		29,954,358

	Utilities (11.5%)
	Campbell & Kenton Counties, Kentucky (Sanitation
	District)
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA	1,801,870
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA	312,240
2,370,000	4.000%, 08/01/27	Aa2/AA	2,487,528
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA	1,502,316
	Carroll County, Kentucky Environmental Facilities
	Revenue (Kentucky Utilities) AMT
1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/A-	1,629,330
	Henderson, Kentucky Electric System Revenue
250,000	4.000%, 12/01/24	Aa3/NR	258,085
	Kentucky Board Corp. Financing Program
915,000	5.125%, 02/01/28	NR/A+	978,986
	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	Baa2/AA-	220,223
595,000	5.000%, 02/01/20 NPFG Insured	Baa2/AA-	602,437

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011

		Rating
Principal		Moody’s/S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Utilities (continued)
	Kentucky Rural Water Finance Corp. (continued)
$210,000	4.250%, 08/01/20 NPFG Insured	Baa2/AA-	$225,219
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/AA-	215,028
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/AA-	257,604
200,000	4.500%, 02/01/24 NPFG Insured	Baa2/AA-	205,806
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/AA-	272,235
355,000	4.600%, 02/01/25	NR/AA-	382,832
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/AA-	303,395
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/AA-	256,184
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/AA-	328,762
	Kentucky State Municipal Power Agency, Prairie St.
	Project
1,000,000	5.000%, 09/01/23 AGMC Insured	Aa3/AA-	1,110,350
	Louisville & Jefferson County, Kentucky Metropolitan
	Sewer District
2,380,000	4.250%, 05/15/20 AGMC Insured	Aa3/AA	2,597,818
2,510,000	4.250%, 05/15/21 AGMC Insured	Aa3/AA	2,716,473
1,500,000	5.000%, 05/15/26 AGMC Insured	Aa3/AA	1,595,670
1,350,000	5.000%, 05/15/34	Aa3/AA	1,461,348
	Northern Kentucky Water District
660,000	5.000%, 02/01/23 NPFG FGIC Insured	Aa3/NR	661,577
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR	2,075,828
1,250,000	4.500%, 02/01/30	Aa3/NR	1,307,788
	Owensboro, Kentucky Electric and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	Aa3/AA-	1,204,110
	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGMC Insured	Aa3/NR	549,085
	Owensboro-Daviess County, Kentucky Regional
	Water Resource Agency Wastewater Refunding
	& Improvement
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc.
	Insured	NR/AA-	956,217
	Total Utilities		28,476,344

	Total Revenue Bonds		228,446,079

	Total Investments (cost $229,253,540-note 4)	97.7%	242,245,143
	Other assets less liabilities	2.3	5,824,303
	Net Assets	100.0%	$248,069,446

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011

*	Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or credit rating agency) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

Fitch ratings
**	AAA
***	AA
****	A

Percent of
Portfolio Distribution By Quality Rating (unaudited)	Investments†

Aaa of Moody’s or AAA of S&P or Fitch	11.2%
Pre-refunded bonds††/ Escrowed to maturity bonds	2.8
Aa of Moody’s or AA of S&P or Fitch	69.3
A of Moody’s or S&P or Fitch	15.5
Baa of Moody’s or BBB of S&P	0.4
Not rated*	0.8
100.0%

†	Where applicable, calculated using the highest rating of the three NRSROs.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
FHA - Financial Housing Administration
LOC - Letter of Credit
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

ASSETS
Investments at value (cost $229,253,540)	$242,245,143
Cash	2,000,745
Interest receivable	3,497,432
Receivable for Fund shares sold	983,264
Other assets	12,110
Total assets	248,738,694
LIABILITIES
Dividends payable	411,685
Payable for Fund shares redeemed	98,120
Management fee payable	83,023
Distribution and service fees payable	3,330
Accrued expenses	73,090
Total liabilities	669,248
NET ASSETS	$248,069,446
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$228,910
Additional paid-in capital	236,105,182
Net unrealized appreciation on investments (note 4)	12,991,603
Undistributed net investment income	131,150
Accumulated net realized loss on investments	(1,387,399)
	$248,069,446
CLASS A
Net Assets	$198,908,739
Capital shares outstanding	18,355,498
Net asset value and redemption price per share	$10.84
Maximum offering price per share (100/96 of $10.84 adjusted to nearest cent)	$11.29
CLASS C
Net Assets	$9,454,492
Capital shares outstanding	872,935
Net asset value and offering price per share	$10.83
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.83	*
CLASS I
Net Assets	$7,030,761
Capital shares outstanding	649,091
Net asset value, offering and redemption price per share	$10.83
CLASS Y
Net Assets	$32,675,454
Capital shares outstanding	3,013,517
Net asset value, offering and redemption price per share	$10.84

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2011

Investment Income:

Interest income		$10,674,288

Expenses:

Management fee (note 3)	$948,618
Distribution and service fees (note 3)	383,344
Trustees’ fees and expenses (note 8)	126,617
Transfer and shareholder servicing agent fees (note 3)	118,018
Legal fees (note 3)	89,319
Shareholders’ reports and proxy statements	51,038
Fund accounting fees	36,425
Custodian fees (note 6)	23,055
Auditing and tax fees	21,450
Registration fees and dues	19,107
Insurance	11,734
Chief compliance officer services (note 3)	4,508
Miscellaneous	29,592
Total expenses	1,862,825

Expenses paid indirectly (note 6)	(24)
Net expenses		1,862,801
Net investment income		8,811,487

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	(983,195)
Change in unrealized depreciation on investments	13,926,233

Net realized and unrealized gain (loss) on investments		12,943,038
Net change in net assets resulting from operations		$21,754,525

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
OPERATIONS:
Net investment income	$8,811,487	$9,707,234
Net realized gain (loss) from securities transactions	(983,195)	294,298
Change in unrealized depreciation on investments	13,926,233	(6,494,881)
Change in net assets from operations	21,754,525	3,506,651

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(6,947,720)	(7,511,295)

Class C Shares:
Net investment income	(251,820)	(180,927)

Class I Shares:
Net investment income	(270,650)	(293,441)

Class Y Shares:
Net investment income	(1,319,975)	(1,687,816)
Change in net assets from distributions	(8,790,165)	(9,673,479)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	25,166,834	29,705,865
Reinvested dividends and distributions	3,942,600	3,954,939
Cost of shares redeemed	(36,326,398)	(38,196,770)
Change in net assets from capital share transactions	(7,216,964)	(4,535,966)
Change in net assets	5,747,396	(10,702,794)

NET ASSETS:
Beginning of period	242,322,050	253,024,844

End of period*	$248,069,446	$242,322,050

* Includes undistributed net investment income of:	$131,150	$110,451

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2011

1. Organization

     Churchill Tax-Free Fund of Kentucky (the “Fund”), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On April 30, 1998, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011

b)
Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs —
Municipal Bonds*	242,245,143
Level 3 – Significant Unobservable Inputs	—
Total	$242,245,143

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011

Management has reviewed the tax positions for each of the open tax years (2008-2010) or expected to be taken in the Fund’s 2011 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2011 the Fund decreased undistributed net investment income by $623 and increased additional paid-in capital by $623. These reclassifications had no effect on net assets or net asset value per share.

i)
Accounting pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 clarifies existing requirements for measuring fair value and for disclosure about fair value measurements in converged guidance of the FASB and the International Accounting Standards Board. The amendments are effective during interim and annual periods beginning after December 15, 2011.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these updates and amendments may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011

Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all of the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund’s average net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the year ended December 31, 2011, distribution fees on Class A Shares amounted to $280,188 of which the Distributor retained $10,315.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the year ended December 31, 2011, amounted to $65,989. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the year ended December 31, 2011, amounted to $21,996. The total of these payments with respect to Class C Shares amounted to $87,985 of which the Distributor retained $13,884.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011

net assets. For the year ended December 31, 2011, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $26,549 of which $15,171 related to the Plan and $11,378 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Kentucky, with the bulk of any sales commissions inuring to such intermediaries. For the year ended December 31, 2011, total commissions on sales of Class A Shares amounted to $346,420 of which the Distributor received $30,463.

c) Other Related Party Transactions:

     On June 1, 2011, Bingham McCutchen LLP replaced Butzel Long PC (“Butzel”) as counsel to the Fund. During the period January 1, 2011 to May 31, 2011, the Fund incurred $48,380 of legal fees allocable to  Butzel for legal services in conjunction with the Fund’s ongoing operations. During this period, the Fund’s former Secretary was Of Counsel to Butzel.

4. Purchases and Sales of Securities

     During the year ended December 31, 2011, purchases of securities and proceeds from the sales of securities aggregated $29,134,861 and $42,721,441, respectively.

     At December 31, 2011, the aggregate tax cost for all securities was $229,122,390. At December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $13,177,243 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $54,490 for a net unrealized appreciation of $13,122,753.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Year Ended		Year Ended
	December 31, 2011		December 31, 2010
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold .	1,824,609	$19,277,035	1,803,306	$19,131,302
Reinvested distributions	325,789	3,428,267	327,573	3,470,108
Cost of shares redeemed	(1,956,032)	(20,369,092)	(2,503,968)	(26,349,593)
Net change	194,366	2,336,210	(373,089)	(3,748,183)
Class C Shares:
Proceeds from shares sold	236,851	2,512,229	525,293	5,584,681
Reinvested distributions	16,791	176,711	12,084	127,918
Cost of shares redeemed	(225,140)	(2,376,054)	(93,357)	(983,541)
Net change	28,502	312,886	444,020	4,729,058
Class I Shares:
Proceeds from shares sold .	–	–	10,426	112,001
Reinvested distributions	25,000	262,539	26,665	282,514
Cost of shares redeemed	(100,439)	(1,069,349)	(106,910)	(1,137,940)
Net change	(75,439)	(806,810)	(69,819)	(743,425)
Class Y Shares:
Proceeds from shares sold .	319,880	3,377,570	459,533	4,877,881
Reinvested distributions	7,140	75,083	7,017	74,399
Cost of shares redeemed	(1,204,352)	(12,511,903)	(916,419)	(9,725,696)
Net change	(877,332)	(9,059,250)	(449,869)	(4,773,416)
Total transactions in Fund
shares	(729,903)	$(7,216,964)	(448,757)	$(4,535,966)

8. Trustees’ Fees and Expenses

     At December 31, 2011 there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended December 31, 2011 was $99,680. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the year ended December 31, 2011, such meeting-related expenses amounted to $26,937.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and Commonwealth of Kentucky income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At December 31, 2011, the Fund had capital loss carryforwards of $1,387,399 of which $112,779 expires in 2016, $175,082 expires in 2017 and $99,959 and $999,579 have no expiration and retain their character of short-term and long-term, respectively.

The tax character of distributions:

	Year Ended December 31,
	2011	2010
Net tax-exempt income	$8,790,165	$9,673,479
Taxable income	–	–
Net realized gain on investments	–	–
	$8,790,165	$9,673,479

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011
As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Capital loss carry forward	$(1,387,399)
Unrealized appreciation	13,122,753
Undistributed tax-exempt income	411,685
Other temporary differences	(411,685)
$11,735,354

The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

Since December 2007 the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the majority of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A										Class C
	Year Ended December 31,										Year Ended December 31,
	2011		2010		2009		2008		2007		2011		2010		2009		2008		2007

Net asset value, beginning of period	$10.26		$10.51		$9.42		$10.38		$10.59		$10.25		$10.51		$9.42		$10.38		$10.58
Income (loss) from investment operations:
Net investment income(1)	0.39		0.40		0.41		0.40		0.39		0.30		0.31		0.32		0.31		0.31
Net gain (loss) on securities (both realized and unrealized)	0.58		(0.25)		1.09		(0.92)		(0.15)		0.58		(0.26)		1.09		(0.91)		(0.15)
Total from investment operations	0.97		0.15		1.50		(0.52)		0.24		0.88		0.05		1.41		(0.60)		0.16
Less distributions (note 10):
Dividends from net investment income	(0.39)		(0.40)		(0.41)		(0.39)		(0.39)		(0.30)		(0.31)		(0.32)		(0.31)		(0.30)
Distributions from capital gains	–		–		–		(0.05)		(0.06)		–		–		–		(0.05)		(0.06)
Total distributions	(0.39)		(0.40)		(0.41)		(0.44)		(0.45)		(0.30)		(0.31)		(0.32)		(0.36)		(0.36)
Net asset value, end of period	$10.84		$10.26		$10.51		$9.42		$10.38		$10.83		$10.25		$10.51		$9.42		$10.38
Total return	9.64	%(2)	1.38	%(2)	16.05	%(2)	(5.05	)%(2)	2.38	%(2)	8.72	%(3)	0.42	%(3)	15.06	%(3)	(5.85	)%(3)	1.61	%(3)
Ratios/supplemental data
Net assets, end of period (in millions)	$199		$186		$195		$170		$194		$9		$9		$4		$3		$4
Ratio of expenses to average net assets	0.77%		0.75%		0.76%		0.79%		0.75%		1.62%		1.59%		1.60%		1.64%		1.60%
Ratio of net investment income to average net assets	3.73%		3.80%		3.96%		3.97%		3.77%		2.87%		2.90%		3.06%		3.10%		2.92%
Portfolio turnover rate	12%		8%		8%		14%		19%		12%		8%		8%		14%		19%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.77%		0.75%		0.76%		0.78%		0.74%		1.62%		1.59%		1.60%		1.63%		1.59%
_______________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not reflecting sales charges.
(3) Not reflecting CDSC.
See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I					Class Y
	Year Ended December 31,					Year Ended December 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.25	$10.51	$9.42	$10.38	$10.58	$10.26	$10.52	$9.43	$10.39	$10.59
Income (loss) from investment operations:
Net investment income(1)	0.37	0.39	0.39	0.38	0.38	0.41	0.42	0.42	0.41	0.41
Net gain (loss) on securities (both realized and unrealized)	0.58	(0.27)	1.09	(0.91)	(0.14)	0.58	(0.26)	1.09	(0.91)	(0.14)
Total from investment operations	0.95	0.12	1.48	(0.53)	0.24	0.99	0.16	1.51	(0.50)	0.27
Less distributions (note 10):
Dividends from net investment income	(0.37)	(0.38)	(0.39)	(0.38)	(0.38)	(0.41)	(0.42)	(0.42)	(0.41)	(0.41)
Distributions from capital gains	–	–	–	(0.05)	(0.06)	–	–	–	(0.05)	(0.06)
Total distributions	(0.37)	(0.38)	(0.39)	(0.43)	(0.44)	(0.41)	(0.42)	(0.42)	(0.46)	(0.47)
Net asset value, end of period	$10.83	$10.25	$10.51	$9.42	$10.38	$10.84	$10.26	$10.52	$9.43	$10.39
Total return	9.48%	1.13%	15.89%	(5.16)%	2.33%	9.81%	1.44%	16.21%	(4.88)%	2.63%
Ratios/supplemental data
Net assets, end of period (in millions)	$7	$7	$8	$8	$8	$33	$40	$46	$37	$42
Ratio of expenses to average net assets	0.92%	0.90%	0.90%	0.93%	0.89%	0.62%	0.60%	0.61%	0.64%	0.60%
Ratio of net investment income to average net assets	3.58%	3.64%	3.82%	3.83%	3.62%	3.89%	3.95%	4.10%	4.12%	3.92%
Portfolio turnover rate	12%	8%	8%	14%	19%	12%	8%	8%	14%	19%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.92%	0.90%	0.90%	0.92%	0.88%	0.62%	0.60%	0.61%	0.63%	0.59%
_______________________
(1) Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

Additional Information (unaudited)

Trustees(1)
and Officers
Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Interested Trustee(5)

Diana P. Herrmann New York, NY (02/25/58)	Trustee since 1995 and President since 1999
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder of the Aquila Group of Funds(6) and parent of Aquila Investment Management LLC, Manager, since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Manager; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the trade organization for the U.S. mutual fund industry dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.
			12	ICI Mutual Insurance Company, a Risk Retention Group (2006-2009 and since 2010)

Non-interested Trustees

Thomas A. Christopher Danville, KY (12/19/47)	Chair of the Board of Trustees since 2005 and Trustee since 1992	Senior partner of Robinson, Hughes & Christopher, C.P.A.s, P.S.C., since 1977; President, A Good Place for Fun, Inc., a sports facility, since 1987; Director, Sunrise Children’s Services Inc. (2010); currently or formerly active with various professional and community organizations.	5	None

			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

David A. Duffy North Kingstown, RI (08/07/39)	Trustee since 2009	Retired Founder and Chairman of Duffy & Shanley, Inc., a marketing communications firm, 1973-2003; past Chairman of the Rhode Island Convention Center Authority, 2003-2011; Director (advisory board) of Citizens Bank of Rhode Island, since 1999; past National Chairman, National Conference for Community & Justice (NCCJ); past Vice Chair, Providence College Board of Trustees; officer or director of numerous civic and non-profit organizations.	2	Delta Dental of Rhode Island

Anne J. Mills Scottsdale, AZ (12/23/38)	Trustee since 1987	President, Loring Consulting Company since 2001; Vice President for Business Management and CFO, Ottawa University, 1992-2001, 2006-2009; IBM Corporation, 1965-1991; currently active with various charitable, educational and religious organizations.	5	None

John J. Partridge Providence, RI (05/05/40)	Trustee since 2009	Founding Partner, Partridge Snow & Hahn LLP, a law firm, Providence, Rhode Island, since 1988, Senior Counsel, since January 1, 2007; Assistant Secretary –Advisor to the Board, Narragansett Insured Tax-Free Income Fund, 2005-2008, Trustee 2002-2005; director or trustee of various educational, civic and charitable organizations, including Ocean State Charities Trust, Memorial Hospital of Rhode Island, and The Pawtucket Foundation.	5	None

Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Fund and	Principal	Complex(4)	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

James R. Ramsey Louisville, KY (11/14/48)	Trustee since 1987
President, University of Louisville since November 2002; Professor of Economics, University of Louisville, 1999-present; Kentucky Governor’s Senior Policy Advisor and State Budget Director, 1999-2002; Vice Chancellor for Finance and Administration, the University of North Carolina at Chapel Hill, 1998 to 1999; previously Vice President for Finance and Administration at Western Kentucky University, State Budget Director for the Commonwealth of Kentucky, Chief State Economist and Executive Director for the Office of Financial Management and Economic Analysis for the Commonwealth of Kentucky, Adjunct Professor at the University of Kentucky, Associate Professor at Loyola University-New Orleans and Assistant Professor at Middle Tennessee State University.
			2	Community Bank and Trust, Pikeville, KY and Texas Roadhouse Inc.

Laureen L. White North Kingstown, RI (11/18/59)	Trustee since 2009	President, Greater Providence Chamber of Commerce, since 2005, Executive Vice President 2004-2005 and Senior Vice President, 1989-2002; Executive Counselor to the Governor of Rhode Island for Policy and Communications, 2003-2004.	2	None

The specific experience, qualifications, attributes or skills that led to the conclusion that these persons should serve as Trustees of the Fund at this time in light of the Fund’s business and structure, in addition to those listed above, were as follows. .

Diana P. Herrmann:	Over 25 years of experience in mutual fund management.

Thomas A. Christopher:	Experienced trustee of mutual funds, knowledgeable about financial and local matters.

David A. Duffy:	Experienced mutual fund trustee, knowledgeable about local government affairs.

Anne J. Mills:	Extensive financial and management experience; knowledgeable about operation and governance of mutual funds.

John J. Partridge:	Lawyer, knowledgeable about finance and corporate governance.

James R. Ramsey:	Experienced educator and knowledgeable about local economy and governmental affairs.

Laureen L. White	Knowledgeable about local government affairs.

References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission (the “SEC), do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Positions
Held with
Name,	Fund and
Address(2)	Length of
and Date of Birth	Service(3)	Principal Occupation(s) During Past 5 Years

Trustees Emeritus(7)

Lacy B. Herrmann New York, NY (05/12/29)	Founder and Chairman Emeritus since 2005, Chairman of the Board of Trustees, 1987-2005
Founder and Chairman of the Board, Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser to each since 2004; Founder and Chairman Emeritus of each fund in the Aquila Group of Funds; previously Chairman and a Trustee of each fund in the Aquila Group of Funds since its establishment until 2004 or 2005; Director of the Distributor since 1981 and formerly Vice President or Secretary, 1981-1998; Director or trustee, Premier VIT, 1994-2009; Director or trustee of Oppenheimer Quest Value Funds Group, Oppenheimer Small Cap Value Fund, Oppenheimer Midcap Fund, 1987-2009, and Oppenheimer Rochester Group of Funds, 1995-2009; Trustee Emeritus, Brown University and the Hopkins School; active in university, school and charitable organizations.

Theodore T. Mason Hastings-on-Hudson, NY (11/24/35)	Trustee Emeritus since 2011; Trustee 1987-2011
Executive Director, East Wind Power Partners LTD since 1994 and Louisiana Power Partners, 1999-2003; Assistant Treasurer, Fort Schuyler Maritime Alumni Association, Inc., successor to Alumni Association of SUNY Maritime College, since 2010 (Treasurer, 2004-2009, President, 2002-2003, First Vice President, 2000-2001, Second Vice President, 1998-2000) and director of the same organization since 1997; Director, STCM Management Company, Inc., 1973-2004; twice national officer of Association of the United States Navy (formerly Naval Reserve Association), Commanding Officer of four naval reserve units and Captain, USNR (Ret); director, The Navy League of the United States New York Council since 2002; trustee, The Maritime Industry Museum at Fort Schuyler, 2000-2004; and Fort Schuyler Maritime Foundation, Inc., successor to the Maritime College at Fort Schuyler Foundation, Inc., since 2000.

Officers

Charles E. Childs, III New York, NY (04/01/57)	Executive Vice President since 2003 and Secretary since 2011
Executive Vice President of all funds in the Aquila Group of Funds and the Manager and the Manager’s parent since 2003; Chief Operating Officer of the Manager and the Manager’s parent since 2008; Secretary of all funds in the Aquila Group of Funds since 2011; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Manager’s parent since 1987; Senior Vice President, Vice President or Assistant Vice President of the Aquila money-market Funds, 1988-2003.

Positions
Held with
Name,	Fund and
Address(2)	Length of
and Date of Birth	Service(3)	Principal Occupation(s) During Past 5 Years

Marie E. Aro Denver, CO (02/10/55)	Senior Vice President since 2010
Co-President of the Distributor since 2010, Vice President, 1993-1997; Senior Vice President, Aquila Three Peaks Opportunity Growth Fund since 2004; Senior Vice President, Tax-Free Trust of Arizona since 2010 and Vice President, 2004-2010; Senior Vice President, Aquila Three Peaks High Income Fund since 2006; Senior Vice President, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Narragansett Insured Tax-Free Income Fund, Tax-Free Fund For Utah, Tax-Free Fund of Colorado and Tax-Free Trust of Oregon since 2010; Vice President, INVESCO Funds Group, 1998-2003.

Paul G. O’Brien Charlotte, NC (11/28/59)	Senior Vice President since 2010
Co-President, Aquila Distributors, Inc. since 2010, Managing Director, 2009-2010; Senior Vice President of Aquila Three Peaks High Income Fund, Aquila Three Peaks Opportunity Growth Fund, and each of the Aquila Municipal Bond Funds since 2010; held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997-2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994-1997.

Todd W. Curtis Phoenix, AZ (06/08/49)	Vice President and Co-Portfolio Manager since 2004
Senior Vice President and Portfolio Manager, Tax-Free Trust of Arizona, since August 2004; Vice President and Co-Portfolio Manager, Churchill Tax-Free Fund of Kentucky, since 2009, backup portfolio manager, 2004-2009; Vice President and Co-Portfolio Manager, Tax-Free Fund For Utah, since 2009; Vice President and Portfolio Manager, Banc One Investment Advisors, Inc. and its predecessors, 1981-2004.

Royden P. Durham Louisville, KY (4/6/51)	Vice President and Co-Portfolio Manager since 2011
Vice President and Co-Portfolio Manager, Churchill Tax-Free Fund of Kentucky, since 2011; President, advEnergy solutions LLC, 2007-2011; Vice President and Trust Advisor, JP Morgan Chase, 2005-2006; Vice President and Trust Officer, Regions Morgan Keegan Trust, 2003-2005; Vice President Fixed Income and Equity Portfolios, The Sachs Company / Louisville Trust Company, 1986-2003.

Jason T. McGrew Elizabethtown, KY (08/14/71)	Vice President since 2001
Vice President, Churchill Tax-Free Fund of Kentucky since 2001, Assistant Vice President, 2000-2001; Vice President, Aquila Three Peaks Opportunity Growth Fund since 2006; Investment Broker with Raymond James Financial Services 1999-2000 and with J.C. Bradford and Company 1997-1999; Associate Broker at Prudential Securities 1996-1997.

James T. Thompson Bountiful, Utah (03/17/55)	Assistant Vice President since 2009
Vice President and Co-Portfolio Manager, Tax-Free Fund For Utah, since 2009; Assistant Vice President and Backup Portfolio Manager, Tax-Free Trust of Arizona and Churchill Tax-Free Fund of Kentucky, since 2009; Senior Vice President, First Security Bank/Wells Fargo Brokerage Services LLC, Salt Lake City, UT, 1991-2009.

Positions
Held with
Name,	Fund and
Address(2)	Length of
and Date of Birth	Service(3)	Principal Occupation(s) During Past 5 Years

Robert S. Driessen New York, NY (10/12/47)	Chief Compliance Officer since 2009
Chief Compliance Officer of each fund in the Aquila Group of Funds, the Manager and the Distributor since 2009; Vice President, Chief Compliance Officer, Curian Capital, LLC, 2004-2008; Vice President, Chief Compliance Officer, Phoenix Investment Partners, Ltd., 1999-2004; Vice President, Risk Liaison, Corporate Compliance, Bank of America, 1996-1999; Vice President, Securities Compliance, Prudential Insurance Company of America, 1993-1996; various positions to Branch Chief, U.S. Securities and Exchange Commission, 1972-1993.

Joseph P. DiMaggio New York, NY (11/06/56)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.

Yolonda S. Reynolds New York, NY (04/23/60)	Assistant Treasurer since 2010
Assistant Treasurer of each fund in the Aquila Group of Funds since 2010; Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIAA-CREF, 2007; Senior Fund Accountant, JP Morgan Chase, 2003-2006.

Lori A. Vindigni New York, NY (11/02/66)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Manager or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.

_____________________
(1) The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2) The mailing address of each Trustee and officer is c/o Churchill Tax-Free Fund of Kentucky, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager’s corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.

(6) The “Aquila Group of Funds” includes: Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Narragansett Insured Tax-Free Income Fund (Rhode Island) and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund and are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund, which is an equity fund; and Aquila Three Peaks High Income Fund, which is a high-income corporate bond fund.

(7) A Trustee Emeritus may attend Board meetings but has no voting power.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on July 1, 2011 and held for the six months ended December 31, 2011.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended December 31, 2011

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	5.52%	$1,000.00	$1,055.20	$3.99
Class C	5.07%	$1,000.00	$1,050.70	$8.37
Class I	5.44%	$1,000.00	$1,054.40	$4.82
Class Y	5.60%	$1,000.00	$1,056.00	$3.21

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.77%, 1.62%, 0.93% and 0.62% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended December 31, 2011

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.32	$3.92
Class C	5.00%	$1,000.00	$1,017.04	$8.24
Class I	5.00%	$1,000.00	$1,020.52	$4.74
Class Y	5.00%	$1,000.00	$1,022.08	$3.16

(1)
Expenses are equal to the annualized expense ratio of 0.77%, 1.62%, 0.93% and 0.62% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2011 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the calendar year ended December 31, 2011, $8,790,165 of dividends paid by Churchill Tax-Free Fund of Kentucky, constituting 100% of total dividends paid during calendar year 2011, were exempt-interest dividends.

     Prior to February 15, 2012, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2011 calendar year.

PRIVACY NOTICE (unaudited)

Churchill Tax-Free Fund of Kentucky

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Thomas A. Christopher, Chair
David A. Duffy
Diana P. Herrmann
Anne J. Mills
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Vice President and Co-Portfolio Manager
Royden P. Durham, Vice President and Co-Portfolio Manaager
Jason T. McGrew, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of December 31, 2011 (the end of the reporting period) the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Registrant's Code of Ethics that applies to the Registrant's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Registrant's Code of Ethics that applies to the Registrant's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Registrant's Internet address at www.aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Registrant has determined that it does not have at least one audit committee financial expert serving on its audit committee.  The Registrant does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Registrant, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Registrant invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities.  The Board believes that its current membership satisfies those criteria.  It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Registrant's operations and affairs would also contribute added value. However, the Board believes that the Registrant is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility.  The Registrant's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $18,500 in 2010 and $18,100 in 2011.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees - The Registrant was billed by the principal accountant $3,300 and $3,400 in 2010 and 2011, respectively, for return preparation and tax compliance.

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
President and Trustee March 7, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer March 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee March 7, 2012

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer March 7, 2012

CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.